AB Municipal Income Fund, Inc.

AB California Portfolio

Portfolio of Investments

February 29, 2024 (unaudited)

	Principal Amount (000)		U.S. $ Value

MUNICIPAL OBLIGATIONS – 94.5%
Long-Term Municipal Bonds – 93.5%
California – 89.5%
Alameda Corridor Transportation Authority Series 2022-A 5.30%, 10/01/2047(a)	$	17,955	$9,899,976
AGM Series 2024 Zero Coupon, 10/01/2053		2,000	466,178
Anaheim Housing & Public Improvements Authority (City of Anaheim CA Electric System Revenue) Series 2020 2.792%, 10/01/2032		5,000	4,232,789
5.00%, 10/01/2045		2,500	2,559,565
Bakersfield City School District BAM Series 2012-C 5.90%, 05/01/2047(a)		6,380	4,949,691
Bay Area Toll Authority Series 2021 3.58% (MUNIPSA + 0.28%), 04/01/2056(b)		2,500	2,498,717
3.60% (MUNIPSA + 0.30%), 04/01/2056(b)		2,000	1,960,152
3.71% (MUNIPSA + 0.41%), 04/01/2056(b)		14,800	14,473,363
Series 2023-F 5.00%, 04/01/2025		2,525	2,582,177
California Community Choice Financing Authority (American International Group, Inc.) Series 2023-D 5.50%, 05/01/2054		5,000	5,317,557
California Community Choice Financing Authority (Deutsche Bank AG) Series 2023 5.25%, 01/01/2054		10,375	10,975,532
California Community Choice Financing Authority (Goldman Sachs Group, Inc. (The)) Series 2021 4.00%, 10/01/2052		5,745	5,768,488
Series 2023 5.00%, 12/01/2053		8,650	9,072,623
California Community Choice Financing Authority (Morgan Stanley) Series 2021-B 4.00%, 02/01/2052		4,000	4,020,287
Series 2022-A 4.00%, 05/01/2053		3,675	3,696,848
Series 2023 5.00%, 02/01/2054		12,500	13,318,915
5.188% (SOFR + 1.63%), 07/01/2053(b)		5,000	5,004,760
5.228% (SOFR + 1.67%), 02/01/2054(b)		5,000	5,000,775
California Community College Financing Authority (NCCD-Orange Coast Properties LLC) Series 2018 5.25%, 05/01/2043		3,600	3,681,952
5.25%, 05/01/2048		2,750	2,799,076

	Principal Amount (000)		U.S. $ Value

California Community Housing Agency (California Community Housing Agency Aster Apartments) Series 2021-A 4.00%, 02/01/2056(c)	$	1,000	$862,691
California Community Housing Agency (California Community Housing Agency Brio Apartments & Next on Lex Apartments) Series 2021 4.00%, 02/01/2056(c)		2,000	1,660,514
California Community Housing Agency (California Community Housing Agency Fountains at Emerald Park) Series 2021 3.00%, 08/01/2056(c)		500	349,622
California Community Housing Agency (California Community Housing Agency Summit at Sausalito Apartments) Series 2021 3.00%, 02/01/2057(c)		2,000	1,357,445
California County Tobacco Securitization Agency (Los Angeles County Securitization Corp) Series 2020-A 4.00%, 06/01/2040		1,365	1,382,643
4.00%, 06/01/2049		12,155	11,833,685
California Earthquake Authority Series 2022-A 5.603%, 07/01/2027		2,170	2,190,974
California Educational Facilities Authority (Art Center College of Design) Series 2018-A 5.00%, 12/01/2037		1,265	1,326,215
5.00%, 12/01/2044		6,885	7,078,356
California Educational Facilities Authority (Chapman University) Series 2015 5.00%, 04/01/2035		4,415	4,487,973
California Educational Facilities Authority (Loma Linda University) Series 2017-A 5.00%, 04/01/2047		4,000	4,090,133
California Educational Facilities Authority (St Mary’s College of California) Series 2023 5.25%, 10/01/2044		2,100	2,221,892
California Educational Facilities Authority (University of Redlands) Series 2022-A 5.00%, 10/01/2044		2,500	2,601,244
California Educational Facilities Authority (University of the Pacific) Series 2015 5.00%, 11/01/2031		2,000	2,054,238
Series 2023 4.25%, 11/01/2048		3,230	3,211,573

	Principal Amount (000)		U.S. $ Value

California Enterprise Development Authority (Heights Christian Schools) Series 2023 6.25%, 06/01/2053(c)	$	2,000	$2,004,366
California Enterprise Development Authority (Rocketship Education Obligated Group) Series 2022 4.00%, 06/01/2042(c)		1,000	837,734
California Enterprise Development Authority (Rocklin Academy (The)) Series 2021 4.00%, 06/01/2051(c)		1,875	1,511,743
4.00%, 06/01/2061(c)		840	646,627
California Health Facilities Financing Authority (Children’s Hospital Los Angeles) Series 2017-A 5.00%, 08/15/2035		1,365	1,419,637
5.00%, 08/15/2036		3,000	3,104,787
5.00%, 08/15/2042		2,000	2,041,053
California Health Facilities Financing Authority (CommonSpirit Health) Series 2020-A 4.00%, 04/01/2037		5,165	5,263,055
4.00%, 04/01/2038		7,000	7,083,196
4.00%, 04/01/2040		3,000	3,010,265
California Health Facilities Financing Authority (Lucile Salter Packard Children’s Hospital at Stanford Obligated Group) Series 2022-A 4.00%, 05/15/2046		13,865	14,058,011
California Health Facilities Financing Authority (Stanford Health Care Obligated Group) Series 2023-A 5.00%, 08/15/2033		10,000	12,223,986
California Infrastructure & Economic Development Bank (California Academy of Sciences) Series 2021 3.65% (MUNIPSA + 0.35%), 08/01/2047(b)		6,300	6,299,574
Series 2024 3.25%, 08/01/2029(d)		3,750	3,783,813
California Infrastructure & Economic Development Bank (DesertXpress Enterprises LLC) Series 2023 8.00%, 01/01/2050(c)		3,025	3,076,881
Series 2024 3.95%, 01/01/2050(c)		17,215	17,212,609
California Infrastructure & Economic Development Bank (Goodwill Industries of Sacramento Valley & Northern Nevada, Inc.) Series 2016 5.00%, 01/01/2036(c)		1,500	1,267,287

	Principal Amount (000)		U.S. $ Value

California Municipal Finance Authority (American Heritage/Escondido/Heritage K-8 Charter School Obligated Group) Series 2016-A 5.00%, 06/01/2036	$	1,900	$1,928,014
5.00%, 06/01/2046		1,000	993,316
California Municipal Finance Authority (Azusa Pacific University) Series 2015-B 5.00%, 04/01/2035		2,960	2,967,556
5.00%, 04/01/2041		3,000	2,931,754
California Municipal Finance Authority (Biola University, Inc.) Series 2017 5.00%, 10/01/2032		565	594,370
5.00%, 10/01/2033		625	656,635
5.00%, 10/01/2034		570	597,970
5.00%, 10/01/2035		600	627,894
5.00%, 10/01/2036		1,150	1,198,714
5.00%, 10/01/2037		2,000	2,075,896
California Municipal Finance Authority (California Institute of the Arts) Series 2021 4.00%, 10/01/2046		1,340	1,236,686
4.00%, 10/01/2051		1,200	1,072,670
California Municipal Finance Authority (CHF-Riverside II LLC) Series 2019 5.00%, 05/15/2041		3,470	3,634,913
5.00%, 05/15/2042		4,705	4,915,123
5.00%, 05/15/2049		4,500	4,625,627
5.00%, 05/15/2052		1,575	1,613,278
California Municipal Finance Authority (Community Health Centers of The Central Coast, Inc.) Series 2021-A 5.00%, 12/01/2054(c)		1,000	952,487
California Municipal Finance Authority (Congregational Homes, Inc. Obligated Group) Series 2022 4.00%, 11/15/2042		560	485,068
4.00%, 11/15/2052		3,605	2,837,502
4.00%, 11/15/2056		1,685	1,297,031
California Municipal Finance Authority (Goodwill Industries of Sacramento Valley & Northern Nevada, Inc.) Series 2014 5.25%, 01/01/2045		1,295	1,016,200
California Municipal Finance Authority (Inland Regional Center) Series 2015 5.00%, 06/15/2032		5,000	5,099,293
California Municipal Finance Authority (LAX Integrated Express Solutions LLC) Series 2018 4.00%, 12/31/2047		5,000	4,442,132
5.00%, 12/31/2036		5,685	5,805,303
5.00%, 12/31/2037		4,000	4,066,325
5.00%, 12/31/2047		8,005	7,993,467

	Principal Amount (000)		U.S. $ Value

California Municipal Finance Authority (National Carbon Technologies - California LLC) Series 2023 4.00%, 12/15/2042(c)	$	4,500	$4,495,136
California Municipal Finance Authority (Samuel Merritt University) Series 2022 5.25%, 06/01/2053		10,000	10,764,672
California Municipal Finance Authority (UTS Bioenergy LLC) Series 2011-A1 7.50%, 12/01/2032(e) (f) (g)		2,745	54,900
California Pollution Control Financing Authority (Poseidon Resources Channelside LP) Series 2023 5.00%, 07/01/2035(c)		2,000	2,167,246
5.00%, 07/01/2038(c)		1,000	1,063,525
California Pollution Control Financing Authority (Rialto Bioenergy Facility LLC) Series 2019 7.50%, 12/01/2040(c) (e) (g)		2,200	165,000
California Pollution Control Financing Authority (San Diego County Water Authority Desalination Project Pipeline) Series 2019 5.00%, 07/01/2039(c)		8,740	9,030,436
5.00%, 11/21/2045(c)		8,000	8,164,300
California Public Finance Authority (California University of Science & Medicine Obligated Group) Series 2019 6.25%, 07/01/2054(c)		2,000	2,082,269
California Public Finance Authority (Enso Village) Series 2021 2.125%, 11/15/2027(c)		595	592,367
California Public Finance Authority (Henry Mayo Newhall Hospital Obligated Group) Series 2017 5.00%, 10/15/2037		1,000	1,012,712
California School Finance Authority Series 2017 5.00%, 06/01/2047(c)		1,500	1,503,158
5.00%, 06/01/2053(c)		3,800	3,773,808
California School Finance Authority (ACE Charter Schools Obligated Group) Series 2016 5.00%, 06/01/2042(c)		2,750	2,607,851
California School Finance Authority (Alliance for College Ready Public Schools Obligated Group) Series 2015-A 5.00%, 07/01/2045(c)		4,675	4,676,715
Series 2016 5.25%, 07/01/2052(c)		2,500	2,506,299

	Principal Amount (000)		U.S. $ Value

California School Finance Authority (Aspire Public Schools Obligated Group) Series 2020-A 5.00%, 08/01/2059(c)	$	2,000	$1,985,166
California School Finance Authority (Bright Star Schools Obligated Group) Series 2017 5.00%, 06/01/2037(c)		1,200	1,200,263
5.00%, 06/01/2047(c)		1,565	1,475,000
California School Finance Authority (Classical Academy Obligated Group) Series 2020-A 5.00%, 10/01/2050(c)		3,000	2,953,558
Series 2021 4.00%, 10/01/2046(c)		1,250	1,072,887
Series 2022 5.00%, 10/01/2061(c)		2,000	1,919,888
California School Finance Authority (Downtown College Prep Obligated Group) Series 2016 5.00%, 06/01/2046(c)		2,325	2,211,009
5.00%, 06/01/2051(c)		2,910	2,705,545
California School Finance Authority (Ednovate Obligated Group) Series 2018 5.00%, 06/01/2037(c)		430	420,601
California School Finance Authority (Equitas Academy Obligated Group) Series 2018-A 5.00%, 06/01/2035(c)		4,770	4,753,406
California School Finance Authority (Fenton Charter Public Schools) Series 2020-A 5.00%, 07/01/2058(c)		625	602,140
California School Finance Authority (Green DOT Public Schools Obligated Group) Series 2015-A 5.00%, 08/01/2045(c)		1,000	1,001,899
Series 2022 5.00%, 08/01/2032(c)		750	787,291
5.75%, 08/01/2052(c)		1,650	1,738,630
California School Finance Authority (Hawking STEAM Charter Schools, Inc.) Series 2022 5.00%, 07/01/2042(c)		1,860	1,878,914
5.25%, 07/01/2052(c)		2,755	2,778,964
5.375%, 07/01/2056(c)		1,990	2,015,087
5.50%, 07/01/2062(c)		1,775	1,802,648
California School Finance Authority (KIPP SoCal Public Schools Obligated Group) Series 2017-A 5.00%, 07/01/2037(c)		935	958,982
5.00%, 07/01/2047(c)		2,735	2,748,947
Series 2019-A 5.00%, 07/01/2049(c)		2,000	2,009,257
Series 2020-A 4.00%, 07/01/2055(c)		835	690,360

	Principal Amount (000)		U.S. $ Value

California School Finance Authority (KIPP SoCal Public Schools) Series 2014-A 5.00%, 07/01/2034(c)	$	1,200	$1,203,608
California School Finance Authority (Lighthouse Community Public Schools Obligated Group) Series 2022 6.50%, 06/01/2062(c)		2,300	2,375,805
California School Finance Authority (Partnerships to Uplift Communities Series 2023 Obligated Group) Series 2023 5.50%, 08/01/2043(c)		550	565,836
5.50%, 08/01/2047(c)		525	534,619
California School Finance Authority (Rocketship Education Obligated Group) Series 2016-A 5.00%, 06/01/2036(c)		1,000	1,006,144
5.00%, 06/01/2046(c)		2,500	2,483,216
Series 2017 5.125%, 06/01/2047(c)		700	700,750
Series 2017-G 5.00%, 06/01/2037(c)		360	364,020
5.00%, 06/01/2053(c)		2,075	2,024,999
California School Finance Authority (View Park Elementary & Middle Schools) Series 2014 5.625%, 10/01/2034		575	577,084
6.00%, 10/01/2049		715	716,398
California State Public Works Board (California State Public Works Board Lease) Series 2021-A 5.00%, 02/01/2025		2,000	2,035,836
California State University Series 2020-D 1.49%, 11/01/2028		1,500	1,307,207
Series 2021-B 2.144%, 11/01/2033		6,000	4,752,399
California Statewide Communities Development Authority AGM Series 2014 5.00%, 11/15/2044		2,000	2,026,982
California Statewide Communities Development Authority (California Baptist University) Series 2017-A 5.00%, 11/01/2032(c)		1,135	1,163,111
California Statewide Communities Development Authority (CHF-Irvine LLC) Series 2017-A 5.00%, 05/15/2034		1,000	1,029,583
5.00%, 05/15/2035		1,410	1,448,898
5.00%, 05/15/2036		1,500	1,536,618

	Principal Amount (000)		U.S. $ Value

California Statewide Communities Development Authority (Emanate Health Obligated Group) Series 2020-A 5.00%, 04/01/2035	$	1,000	$1,093,430
California Statewide Communities Development Authority (Enloe Medical Center Obligated Group) AGM Series 2022-A 5.375%, 08/15/2057		2,000	2,200,724
California Statewide Communities Development Authority (Lancer Educational Housing LLC) Series 2016 5.00%, 06/01/2036(c)		1,000	1,011,543
Series 2019 5.00%, 06/01/2051(c)		3,165	3,068,598
California Statewide Communities Development Authority (Loma Linda University Medical Center) Series 2016-A 5.00%, 12/01/2036(c)		5,000	5,062,610
5.25%, 12/01/2056(c)		1,700	1,707,523
California Statewide Communities Development Authority (NCCD-Hooper Street LLC) Series 2019 5.25%, 07/01/2039(c)		2,295	2,335,312
5.25%, 07/01/2049(c)		2,675	2,685,882
5.25%, 07/01/2052(c)		1,565	1,569,201
California Statewide Communities Development Authority (Southern California Edison Co.) Series 2023 4.50%, 11/01/2033		9,000	9,676,773
Capistrano Unified School District School Facilities Improvement District No. 1 AGM Series 2001-B Zero Coupon, 08/01/2025		3,050	2,876,485
Cerritos Community College District Series 2014-A 4.00%, 08/01/2030		2,230	2,236,016
City & County of San Francisco CA (City & County of San Francisco CA COP) Series 2019 5.00%, 04/01/2025		3,520	3,598,579
City of Atwater CA Wastewater Revenue AGM Series 2017-A 5.00%, 05/01/2040		1,000	1,049,619
5.00%, 05/01/2043		1,000	1,044,349
City of Fairfield CA (City of Fairfield CA COP) AGC Series 2007 Zero Coupon, 04/01/2035		3,700	2,473,061

	Principal Amount (000)		U.S. $ Value

City of Fremont CA Community Facilities District No. 1 Series 2015 5.00%, 09/01/2040	$	4,000	$4,047,588
City of Irvine CA (City of Irvine CA Assessment Dist No. 13-1) Series 2013 5.00%, 09/02/2027		650	657,049
5.00%, 09/02/2029		1,110	1,122,499
City of Irvine CA (City of Irvine CA Community Facilities District No. 2013-3) Series 2018 5.00%, 09/01/2043		2,400	2,485,185
5.00%, 09/01/2048		4,250	4,367,769
City of Long Beach CA Marina System Revenue Series 2015 5.00%, 05/15/2032		1,100	1,113,850
5.00%, 05/15/2040		2,250	2,260,247
5.00%, 05/15/2045		2,250	2,252,797
City of Los Angeles CA Series 2023 5.00%, 06/27/2024		30,000	30,174,549
City of Los Angeles CA Wastewater System Revenue Series 2013-B 5.00%, 06/01/2031		5,000	5,009,501
City of Los Angeles Department of Airports Series 2017B 5.00%, 05/15/2025		1,325	1,349,630
Series 2022 3.25%, 05/15/2049		2,000	1,600,601
5.00%, 05/15/2045		1,500	1,594,646
City of Palo Alto CA (City of Palo Alto CA University Avenue AD) Series 2012 5.00%, 09/02/2025		1,685	1,701,866
5.00%, 09/02/2028		530	535,949
5.00%, 09/02/2030		745	753,346
City of Riverside CA Sewer Revenue Series 2015-A 5.00%, 08/01/2033		10,090	10,380,376
City of Roseville CA (City of Roseville CA Fiddyment Ranch Community Facilities District No. 1) Series 2017 5.00%, 09/01/2033		1,315	1,362,648
5.00%, 09/01/2034		1,000	1,035,804
City of Roseville CA (HP Campus Oaks Community Facilities District No. 1) Series 2016 5.00%, 09/01/2036		640	655,613
City of San Francisco CA Public Utilities Commission Water Revenue Series 2020 2.825%, 11/01/2041		4,840	3,698,896

	Principal Amount (000)		U.S. $ Value

City of San Jose CA Airport Revenue (Norman Y Mineta San Jose International Airport SJC) Series 2017-A 5.00%, 03/01/2033	$	1,100	$1,146,005
5.00%, 03/01/2034		2,000	2,083,014
5.00%, 03/01/2035		3,500	3,641,705
5.00%, 03/01/2037		1,800	1,861,771
City of Upland CA (San Antonio Regional Hospital) Series 2017 5.00%, 01/01/2032		1,000	1,052,670
5.00%, 01/01/2047		3,895	3,974,849
CMFA Special Finance Agency (CMFA Special Finance Agency Enclave) Series 2022-A 4.00%, 08/01/2058(c)		2,000	1,551,464
CMFA Special Finance Agency (CMFA Special Finance Agency Latitude33) Series 2021-A 3.00%, 12/01/2056(c)		2,000	1,388,340
CMFA Special Finance Agency (CMFA Special Finance Agency Solana at Grand) Series 2021-A 4.00%, 08/01/2056(c)		3,000	2,594,144
CMFA Special Finance Agency VII (CMFA Special Finance Agency VII The Breakwater Apartments) Series 2021 3.00%, 08/01/2056(c)		1,000	674,664
CMFA Special Finance Agency VIII Elan Huntington Beach Series 2021 3.00%, 08/01/2056(c)		4,000	2,693,835
Coast Community College District Series 2015 Zero Coupon, 08/01/2036		8,690	5,134,007
Series 2019-F 3.00%, 08/01/2036		850	826,522
3.00%, 08/01/2037		940	888,431
3.00%, 08/01/2038		2,175	2,024,121
Compton Community Redevelopment Agency Successor Agency AGM Series 2022-A 5.25%, 08/01/2032		3,500	3,971,339
Contra Costa Community College District Series 2014-A 4.00%, 08/01/2029		2,100	2,106,898
County of Los Angeles CA Series 2023 5.00%, 06/28/2024		17,000	17,104,691
County of Los Angeles CA Community Facilities District No. 2021-01 (County of Los Angeles CA Community Facilities District No 2021-01 Area No. 1) Series 2022 5.00%, 09/01/2047		2,750	2,774,625
5.00%, 09/01/2052		2,500	2,501,673

	Principal Amount (000)		U.S. $ Value

County of Sacramento CA (North Vineyard District 2005-2) Series 2016 5.00%, 09/01/2040	$	990	$1,009,515
5.00%, 09/01/2045		1,250	1,267,938
County of Sacramento CA Airport System Revenue Series 2016-B 5.00%, 07/01/2036		1,755	1,828,745
CSCDA Community Improvement Authority (CSCDA Community Improvement Authority 1818 Platinum Triangle-Anaheim) Series 2021 3.25%, 04/01/2057(c)		4,000	2,813,390
CSCDA Community Improvement Authority (CSCDA Community Improvement Authority 777 Place-Pomona) Series 2021 4.00%, 05/01/2057(c)		1,000	711,338
CSCDA Community Improvement Authority (CSCDA Community Improvement Authority Acacia on Santa Rosa Creek) Series 2021 4.00%, 10/01/2046(c)		3,000	2,324,957
CSCDA Community Improvement Authority (CSCDA Community Improvement Authority Altana Apartments) Series 2021 4.00%, 10/01/2056(c)		5,000	3,856,648
CSCDA Community Improvement Authority (CSCDA Community Improvement Authority Crescent) Series 2022 4.30%, 07/01/2059(c)		1,000	840,988
CSCDA Community Improvement Authority (CSCDA Community Improvement Authority Millennium South Bay-Hawthorne) Series 2021 3.25%, 07/01/2056(c)		1,000	685,634
4.00%, 07/01/2058(c)		1,000	679,298
CSCDA Community Improvement Authority (CSCDA Community Improvement Authority Oceanaire Apartments) Series 2021 4.00%, 09/01/2056(c)		2,500	1,889,313
CSCDA Community Improvement Authority (CSCDA Community Improvement Authority Pasadena Portfolio) Series 2021 3.00%, 12/01/2056(c)		1,000	697,947
4.00%, 12/01/2056(c)		1,000	735,009
CSCDA Community Improvement Authority (CSCDA Community Improvement Authority Theo Apartments) Series 2021 4.00%, 05/01/2057(c)		2,000	1,409,564

	Principal Amount (000)		U.S. $ Value

CSCDA Community Improvement Authority (CSCDA Community Improvement Authority Towne at Glendale Apartments) Series 2022 5.00%, 09/01/2062(a) (c)	$	1,645	$865,986
CSCDA Community Improvement Authority (CSCDA Community Improvement Authority Union South Bay) Series 2021-A2 4.00%, 07/01/2056(c)		2,400	1,829,159
CSCDA Community Improvement Authority (CSCDA Community Improvement Authority Vineyard Gardens Apartments) Series 2021 3.25%, 10/01/2058(c)		1,000	683,866
4.00%, 10/01/2048(c)		3,000	2,184,785
CSCDA Community Improvement Authority (CSCDA Community Improvement Authority Waterscape Apartments) Series 2021-A 3.00%, 09/01/2056(c)		1,500	997,301
Desert Community College District Series 2024 5.00%, 08/01/2024		2,500	2,518,763
Foothill-De Anza Community College District AMBAC Series 2007-A Zero Coupon, 08/01/2034		1,995	1,454,456
Foothill-Eastern Transportation Corridor Agency Series 2021-C 4.00%, 01/15/2043		1,500	1,490,878
Fremont Union High School District Series 2024 5.00%, 08/01/2029(d)		1,000	1,121,691
5.00%, 08/01/2032(d)		1,000	1,183,319
5.00%, 08/01/2034(d)		1,850	2,244,697
5.00%, 08/01/2035(d)		1,170	1,412,982
Glendale Unified School District/CA Series 2015-B 4.00%, 09/01/2041		10,000	10,176,081
Golden State Tobacco Securitization Corp. Series 2018-A 5.00%, 06/01/2030		2,500	2,744,475
Series 2021 3.85%, 06/01/2050		4,455	4,069,471
Series 2021-B Zero Coupon, 06/01/2066		10,000	1,133,650
Series 2022 5.00%, 06/01/2051		10,000	10,489,598
Golden State Tobacco Securitization Corp. (Golden State Tobacco Securitization Corp. Lease) Series 2021 2.746%, 06/01/2034		3,175	2,663,903
3.115%, 06/01/2038		5,000	4,014,613
Irvine Facilities Financing Authority (City of Irvine CA Community Facilities District No. 2013-3) BAM Series 2023 Zero Coupon, 09/01/2049		1,300	392,278
Zero Coupon, 09/01/2050		1,250	358,443

	Principal Amount (000)		U.S. $ Value

Irvine Unified School District Series 2017-B 5.00%, 09/01/2047	$	995	$1,018,330
Lake Elsinore Public Financing Authority Series 2015 5.00%, 09/01/2031		2,690	2,739,443
5.00%, 09/01/2035		1,835	1,865,985
Long Beach Bond Finance Authority (Bank of America Corp.) Series 2007-A 5.00%, 11/15/2024		1,175	1,184,360
5.50%, 11/15/2037		2,000	2,291,796
Los Angeles County Public Works Financing Authority (County of Los Angeles CA Lease) Series 2020 4.00%, 12/01/2039		5,500	5,713,795
Los Angeles Department of Water & Power (Los Angeles Department of Water & Power Power System Revenue) Series 2023-D 5.00%, 07/01/2041		12,610	14,607,527
Los Angeles Department of Water & Power Water System Revenue Series 2021-C 5.00%, 07/01/2041		1,250	1,393,298
Series 2022-C 5.00%, 07/01/2042		8,750	10,001,617
Los Angeles Unified School District/CA Series 2009 5.75%, 07/01/2034		2,000	2,064,874
Series 2020-C 4.00%, 07/01/2037		6,000	6,310,966
M-S-R Energy Authority (Citigroup, Inc.) Series 2009-A 6.50%, 11/01/2039		2,000	2,568,628
Series 2009-B 6.50%, 11/01/2039		10,000	12,843,141
Menifee Union School District Series 2018 5.00%, 09/01/2043		1,000	1,033,009
5.00%, 09/01/2048		1,215	1,248,668
Metropolitan Water District of Southern California Series 2021-D 3.44% (MUNIPSA + 0.14%), 07/01/2037(b)		2,100	2,098,442
Oakland Unified School District/Alameda County Series 2015-A 5.00%, 08/01/2031		1,640	1,689,350
5.00%, 08/01/2032		1,500	1,545,137
5.00%, 08/01/2033		2,200	2,266,201
Orange County Water District Series 2019-C 4.00%, 08/15/2034		1,250	1,333,374
Oxnard Financing Authority (City of Oxnard CA Wastewater Revenue) AGM Series 2014 5.00%, 06/01/2031		5,250	5,267,164

	Principal Amount (000)		U.S. $ Value

Palomar Health (Palomar Health Obligated Group) Series 2016-A 5.00%, 08/01/2031	$	1,285	$1,353,636
Peralta Community College District Series 2022 5.00%, 08/01/2024		1,330	1,340,308
Port of Oakland Series 2021 5.00%, 05/01/2025		4,640	4,707,206
Poway Unified School District Public Financing Authority Series 2015-A 5.00%, 09/01/2033		1,500	1,532,854
5.00%, 09/01/2034		995	1,016,895
Redding Joint Powers Financing Authority Series 2015-A 5.00%, 06/01/2030		1,350	1,404,550
Regents of the University of California Medical Center Pooled Revenue Series 2022 5.00%, 05/15/2040		10,000	11,447,205
Rialto Redevelopment Agency Series 2018 5.00%, 09/01/2032		500	545,335
5.00%, 09/01/2033		500	543,693
5.00%, 09/01/2037		2,235	2,394,992
River Islands Public Financing Authority (River Islands Public Financing Authority Community Facilities District No. 2003-1) Series 2022 5.00%, 09/01/2052		5,200	5,191,956
Riverside County Transportation Commission Series 2021 4.00%, 06/01/2040		3,330	3,367,704
4.00%, 06/01/2041		1,765	1,777,494
Sacramento County Water Financing Authority (Sacramento County Water Agency) NATL Series 2007-B 4.328% (CME Term SOFR 3 Month + 0.55%), 06/01/2034(b)		1,430	1,360,159
4.348% (CME Term SOFR 3 Month + 0.57%), 06/01/2039(b)		5,375	4,832,484
San Diego County Regional Airport Authority Series 2019-A 4.00%, 07/01/2038		2,000	2,066,046
Series 2020 5.00%, 07/01/2035		650	705,245
5.00%, 07/01/2036		500	539,534
5.00%, 07/01/2037		250	267,961
5.00%, 07/01/2038		250	266,459
5.00%, 07/01/2039		255	270,975
5.00%, 07/01/2040		250	264,425
Series 2021-A 4.00%, 07/01/2056		8,750	8,434,324
Series 2021-B 4.00%, 07/01/2041		3,010	2,970,532
Series 2023 5.00%, 07/01/2043		1,185	1,272,014
5.00%, 07/01/2053		11,000	11,503,904

	Principal Amount (000)		U.S. $ Value

San Diego Unified School District Series 2023 5.00%, 07/01/2048	$	10,000	$11,282,082
San Diego Unified School District/CA Series 2023 4.00%, 07/01/2053		2,000	1,989,059
San Francisco City & County Redevelopment Agency Successor Agency (Successor Agency to the Redev of San Francisco - Mission Bay South) Series 2016-B 5.00%, 08/01/2033		1,000	1,052,250
5.00%, 08/01/2035		1,000	1,050,017
Series 2016-C 5.00%, 08/01/2032		1,000	1,052,713
5.00%, 08/01/2035		1,000	1,050,017
San Francisco Intl Airport Series 2017-A 5.00%, 05/01/2042		2,000	2,055,601
Series 2022-C 3.283%, 05/01/2036		3,000	2,498,808
Series 2023-E 5.50%, 05/01/2041		5,350	6,062,617
San Ramon Valley Unified School District/CA Series 2015 4.00%, 08/01/2034		4,000	4,059,982
Santa Clara Valley Water District Safe Clean Water Revenue (Santa Clara Valley Water District Safe Clean Water Revenue Lease) Series 2022-A 5.00%, 08/01/2049		1,210	1,352,898
Sierra Joint Community College District School Facilities District No. 2 NATL Series 2007-B Zero Coupon, 06/01/2032		5,485	4,211,915
Southern California Public Power Authority (Los Angeles Department of Water & Power PWR) Series 2014-A 5.00%, 07/01/2033		5,000	5,021,713
5.00%, 07/01/2034		3,200	3,212,543
State of California Series 2004 5.30%, 04/01/2029		5	5,008
Series 2017 5.00%, 11/01/2024		5,790	5,863,429
Series 2018 4.60%, 04/01/2038		2,000	1,859,194
Series 2019 5.00%, 10/01/2025		3,950	4,079,869
5.00%, 04/01/2037		2,500	2,502,432
Series 2021 5.00%, 10/01/2024		3,000	3,032,974

	Principal Amount (000)		U.S. $ Value

Series 2022 5.00%, 09/01/2025	$	7,000	$7,216,541
5.00%, 09/01/2042		7,000	7,974,217
Series 2023 5.00%, 10/01/2042		1,000	1,147,436
5.25%, 10/01/2050		5,000	5,709,900
5.25%, 09/01/2053		20,000	22,831,758
6.00%, 03/01/2033		4,000	4,334,833
Stockton Redevelopment Agency Successor Agency AGM Series 2016-A 5.00%, 09/01/2033		2,800	2,933,448
5.00%, 09/01/2034		1,000	1,045,874
Successor Agency to the Redev of San Francisco - Mission Bay North Series 2016-A 5.00%, 08/01/2032		1,025	1,079,031
5.00%, 08/01/2034		1,105	1,161,766
5.00%, 08/01/2035		595	624,760
5.00%, 08/01/2036		775	811,842
Tobacco Securitization Authority of Northern California (Sacramento County Tobacco Securitization Corp.) Series 2021 Zero Coupon, 06/01/2060		10,000	1,736,178
5.00%, 06/01/2024		1,250	1,255,787
Tobacco Securitization Authority of Southern California Series 2019 5.00%, 06/01/2037		1,000	1,083,310
5.00%, 06/01/2048		9,350	9,676,861
Transbay Joint Powers Authority (Transbay Joint Powers Authority Transbay Redevelopment Project Tax Increment Rev) Series 2020 5.00%, 10/01/2040		1,000	1,039,818
5.00%, 10/01/2045		2,000	2,054,116
5.00%, 10/01/2049		2,200	2,241,581
University of California Series 2023-B 4.693%, 05/15/2033		5,600	5,547,669
5.00%, 05/15/2025		2,610	2,675,851
5.00%, 05/15/2035		5,000	6,067,424
5.00%, 05/15/2036		5,000	6,028,337
Series 2024-B 5.00%, 05/15/2026		10,000	10,514,776
Upland Unified School District Series 2011-C Zero Coupon, 08/01/2035		1,020	685,887
Walnut Energy Center Authority Series 2014 5.00%, 01/01/2031		4,000	4,022,062
5.00%, 01/01/2032		3,700	3,719,081
Washington Township Health Care District Series 2017-B 5.00%, 07/01/2032		2,000	2,055,348
5.00%, 07/01/2033		1,500	1,541,083
Series 2023-B 5.25%, 08/01/2048		1,750	1,965,447
AGM Series 2023-B 4.25%, 08/01/2045		1,225	1,255,167

			1,026,143,282

	Principal Amount (000)		U.S. $ Value

American Samoa – 0.2%
American Samoa Economic Development Authority (Territory of American Samoa) Series 2015-A 6.625%, 09/01/2035	$	430	$445,976
Series 2018 7.125%, 09/01/2038(c)		1,385	1,515,394

			1,961,370

Georgia – 0.1%
Municipal Electric Authority of Georgia Series 2019 5.00%, 01/01/2037		100	104,720
5.00%, 01/01/2038		100	103,885
5.00%, 01/01/2039		100	104,121
5.00%, 01/01/2056		655	663,465

			976,191

Guam – 1.7%
Antonio B Won Pat International Airport Authority Series 2021-A 3.839%, 10/01/2036		1,190	984,042
Series 2023 5.375%, 10/01/2040		250	255,359
5.375%, 10/01/2043		1,050	1,061,615
Guam Government Waterworks Authority Series 2016 5.00%, 01/01/2046		1,335	1,353,033
Guam Power Authority Series 2017-A 5.00%, 10/01/2036		2,940	3,052,563
5.00%, 10/01/2037		1,300	1,343,626
Series 2022-A 5.00%, 10/01/2044		3,700	3,836,473
Territory of Guam Series 2019 5.00%, 11/15/2031		240	248,598
Territory of Guam (Guam Section 30 Income Tax) Series 2016-A 5.00%, 12/01/2029		3,805	3,916,032
5.00%, 12/01/2030		415	426,574
5.00%, 12/01/2032		455	467,954
Territory of Guam (Territory of Guam Business Privilege Tax) Series 2021-F 4.00%, 01/01/2042		3,000	2,880,816

			19,826,685

Michigan – 0.0%
City of Detroit MI Series 2018 5.00%, 04/01/2036		305	314,866

	Principal Amount (000)		U.S. $ Value

Puerto Rico – 1.5%
Commonwealth of Puerto Rico Series 2021-A Zero Coupon, 07/01/2024	$	217	$214,226
Zero Coupon, 07/01/2033		1,238	795,913
4.00%, 07/01/2046		11	9,539
Series 2022-C 0.00%, 11/01/2043		60	35,066
Puerto Rico Commonwealth Aqueduct & Sewer Authority Series 2020-A 5.00%, 07/01/2030(c)		2,490	2,584,086
5.00%, 07/01/2035(c)		1,945	2,007,621
Puerto Rico Electric Power Authority AGM Series 2007-V 5.25%, 07/01/2031		1,000	999,923
NATL Series 2007-V 5.25%, 07/01/2032		1,000	989,045
5.25%, 07/01/2034		1,000	991,285
Puerto Rico Industrial Tourist Educational Medical & Environmental Control Facilities Financing Auth (AES Puerto Rico LP) Series 2000 6.625%, 06/01/2026(e) (g)		1,900	1,330,000
Puerto Rico Industrial Tourist Educational Medical & Environmental Control Facilities Financing Auth (San Juan Cruise Port LLC) Series 2024 6.75%, 01/01/2045		1,700	2,023,838
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue Series 2018-A Zero Coupon, 07/01/2029		847	696,455
Series 2019-A 4.329%, 07/01/2040		1,065	1,057,469
4.55%, 07/01/2040		90	90,473
5.00%, 07/01/2058		2,900	2,914,494

			16,739,433

Tennessee – 0.1%
Bristol Industrial Development Board (Bristol Industrial Development Board Sales Tax) Series 2016-A 5.00%, 12/01/2035(c)		1,010	934,488

Texas – 0.2%
Mission Economic Development Corp. (Natgasoline LLC) Series 2018 4.625%, 10/01/2031(c)		1,805	1,798,667

	Principal Amount (000)		U.S. $ Value

Washington – 0.0%
Washington State Housing Finance Commission (Presbyterian Retirement Communities Northwest Obligated Group) Series 2019-A 5.00%, 01/01/2044(c)	$	130	$94,178
5.00%, 01/01/2049(c)		100	68,562
5.00%, 01/01/2055(c)		410	270,237

			432,977

Wisconsin – 0.2%
Wisconsin Health & Educational Facilities Authority (St. Camillus Health System Obligated Group) Series 2019 5.00%, 11/01/2054		115	90,049
Wisconsin Public Finance Authority (Catholic Bishop of Chicago (The)) Series 2021 5.75%, 07/25/2041(h)		2,000	1,775,484

			1,865,533

Total Long-Term Municipal Bonds (cost $1,093,619,892)			1,070,993,492

Short-Term Municipal Notes – 1.0%
California – 1.0%
Calleguas-Las Virgenes Public Financing Authority Series 2008-A 2.75%, 07/01/2037(i)		2,260	2,260,000
San Mateo County Transit District Sales Tax Revenue Series 2020-B 3.35%, 06/01/2049(i)		9,460	9,460,000

Total Short-Term Municipal Notes (cost $11,720,000)			11,720,000

Total Municipal Obligations (cost $1,105,339,892)			1,082,713,492

COMMERCIAL MORTGAGE-BACKED SECURITIES – 2.5%
Agency CMBS – 1.1%
California Housing Finance Agency Series 2021-2, Class A 3.75%, 03/25/2035		6,299	6,174,593
Series 2021-2, Class X 0.84%, 03/25/2035(j)		2,907	140,537
Series 2021-3, Class A 3.25%, 08/20/2036		1,931	1,769,860
Series 2021-3, Class X 0.79%, 08/20/2036(j)		2,558	131,898
Federal Home Loan Mortgage Corp. Series 2021-ML10, Class AUS 2.032%, 01/25/2038		3,612	2,723,224
Federal Home Loan Mortgage Corp. Multifamily VRD Certificates Series 2022-ML13, Class ACA 2.875%, 07/25/2036		1,938	1,710,146
Series 2022-ML13, Class XCA 0.95%, 07/25/2036(j)		5,427	288,547

			12,938,805

	Principal Amount (000)	U.S. $ Value

Non-Agency Fixed Rate CMBS – 1.4%
California Housing Finance Agency Series 2019-2, Class A 4.00%, 03/20/2033	$ 7,679	$7,691,528
Series 2021-1, Class A 3.50%, 11/20/2035	7,028	6,636,438
Series 2023-1, Class A 4.375%, 09/20/2036	1,990	1,969,137
City of Fort Wayne IN 10.75%, 12/01/2029(e) (g)	47	5

		16,297,108

Total Commercial Mortgage-Backed Securities (cost $33,908,859)		29,235,913

ASSET-BACKED SECURITIES – 0.2%
Other ABS - Fixed Rate – 0.0%
HTA TRRB Custodial Trust Series 2022 5.25%, 07/01/2034	838	817,314
5.25%, 07/01/2036	879	882,481
5.25%, 07/01/2041	596	581,608

Total Asset-Backed Securities (cost $2,302,724)		2,281,403

	Shares

SHORT-TERM INVESTMENTS – 2.1%
Investment Companies – 2.1%
AB Fixed Income Shares, Inc. - Government Money Market Portfolio - Class AB, 5.21%(k) (l) (m) (cost $23,832,879)	23,832,879	23,832,879

Total Investments – 99.3% (cost $1,165,384,354)(n)		1,138,063,687
Other assets less liabilities – 0.7%		7,943,977

Net Assets – 100.0%		$1,146,007,664

CENTRALLY CLEARED INFLATION (CPI) SWAPS

			Rate Type
Notional Amount (000)		Termination Date	Payments made by the Fund	Payments received by the Fund	Payment Frequency Paid/ Received	Market Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
USD	6,350	01/15/2025	2.565%	CPI#	Maturity	$624,886	$—	$624,886
USD	3,340	01/15/2025	4.028%	CPI#	Maturity	122,709	—	122,709
USD	3,175	01/15/2025	2.585%	CPI#	Maturity	309,822	—	309,822
USD	3,175	01/15/2025	2.613%	CPI#	Maturity	306,214	—	306,214

			Rate Type
Notional Amount (000)		Termination Date	Payments made by the Fund	Payments received by the Fund	Payment Frequency Paid/ Received	Market Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
USD	37,160	01/15/2027	CPI#	3.336%	Maturity	$(1,659,871)	$—	$(1,659,871)
USD	10,000	01/15/2027	CPI#	3.466%	Maturity	(365,058)	(7,830)	(357,228)
USD	20,520	01/15/2028	1.230%	CPI#	Maturity	3,710,243	—	3,710,243
USD	16,260	01/15/2028	0.735%	CPI#	Maturity	3,528,712	—	3,528,712
USD	16,830	01/15/2029	CPI#	3.735%	Maturity	111,381	—	111,381
USD	3,150	01/15/2029	CPI#	3.408%	Maturity	(65,952)	—	(65,952)
USD	6,300	01/15/2030	1.572%	CPI#	Maturity	1,074,725	—	1,074,725
USD	6,300	01/15/2030	1.587%	CPI#	Maturity	1,066,079	—	1,066,079
USD	655	01/15/2030	1.714%	CPI#	Maturity	103,179	—	103,179
USD	655	01/15/2030	1.731%	CPI#	Maturity	102,148	—	102,148
USD	6,200	01/15/2031	2.782%	CPI#	Maturity	411,421	—	411,421
USD	5,700	01/15/2031	2.680%	CPI#	Maturity	435,009	—	435,009
USD	5,120	01/15/2032	CPI#	3.064%	Maturity	(165,559)	—	(165,559)
USD	5,250	04/15/2032	CPI#	2.909%	Maturity	(237,944)	—	(237,944)
USD	1,120	04/15/2032	CPI#	2.748%	Maturity	(69,936)	—	(69,936)

						$9,342,208	$(7,830)	$9,350,038

#	Variable interest rate based on the rate of inflation as determined by the Consumer Price Index (CPI).

CENTRALLY CLEARED INTEREST RATE SWAPS

			Rate Type
Notional Amount (000)		Termination Date	Payments made by the Fund	Payments received by the Fund	Payment Frequency Paid/ Received	Market Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
USD	14,000	01/15/2027	1 Day SOFR	2.719%	Annual	$(631,112)	$—	$(631,112)
USD	18,900	07/31/2029	1 Day SOFR	4.042%	Annual	55,928	—	55,928
USD	20,900	07/31/2030	1 Day SOFR	4.016%	Annual	(60,674)	—	(60,674)
USD	17,700	07/31/2030	1 Day SOFR	4.030%	Annual	(22,628)	—	(22,628)
USD	11,800	07/31/2030	1 Day SOFR	3.897%	Annual	(111,699)	—	(111,699)

						$(770,185)	$—	$(770,185)

INTEREST RATE SWAPS

				Rate Type
Swap Counterparty	Notional Amount (000)		Termination Date	Payments made by the Fund	Payments received by the Fund	Payment Frequency Paid/ Received	Market Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
Citibank, NA	USD	12,620	10/09/2029	1.125%	SIFMA*	Quarterly	$1,243,641	$—	$1,243,641

*	Variable interest rate based on the Securities Industry & Financial Markets Association (SIFMA) Municipal Swap Index.

(a)	Coupon rate adjusts periodically based upon a predetermined schedule. Stated interest rate in effect at February 29, 2024.
(b)	Floating Rate Security. Stated interest/floor/ceiling rate was in effect at February 29, 2024.
(c)

Security is exempt from registration under Rule 144A or Regulation S of the Securities Act of 1933. These securities are considered restricted, but liquid and may be resold in transactions exempt from registration. At February 29, 2024, the aggregate market value of these securities amounted to $185,522,198 or 16.2% of net assets.

(d)	When-Issued or delayed delivery security.
(e)	Non-income producing security.
(f)	Restricted and illiquid security.

Restricted & Illiquid Securities	Acquisition Date	Cost	Market Value	Percentage of Net Assets
California Municipal Finance Authority (UTS Bioenergy LLC) Series 2011-A1 7.50%, 12/01/2032	12/22/2011	$2,745,000	$54,900	0.00%

(g)	Defaulted.
(h)

Security is exempt from registration under Rule 144A or Regulation S of the Securities Act of 1933. These securities, which represent 0.15% of net assets as of February 29, 2024, are considered illiquid and restricted. Additional information regarding such securities follows:

144A/Restricted & Illiquid Securities	Acquisition Date	Cost	Market Value	Percentage of Net Assets
Wisconsin Public Finance Authority (Catholic Bishop of Chicago (The)) Series 2021 5.75%, 07/25/2041	08/03/2021	$2,000,000	$1,775,484	0.15%

(i)

Variable Rate Demand Notes are instruments whose interest rates change on a specific date (such as coupon date or interest payment date) or whose interest rates vary with changes in a designated base rate (such as the prime interest rate). This instrument is payable on demand and is secured by letters of credit or other credit support agreements from major banks.

(j)	IO - Interest Only.
(k)	Affiliated investments.
(l)	The rate shown represents the 7-day yield as of period end.
(m)	To obtain a copy of the fund’s shareholder report, please go to the Securities and Exchange Commission’s website at www.sec.gov, or call AB at (800) 227-4618.
(n)

As of February 29, 2024, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $29,629,093 and gross unrealized depreciation of investments was $(47,126,266), resulting in net unrealized depreciation of $(17,497,173).

As of February 29, 2024, the Portfolio’s percentages of investments in municipal bonds that are insured and in insured municipal bonds that have been pre-refunded or escrowed to maturity are 4.4% and 0.0%, respectively.

Glossary:

AGC – Assured Guaranty Corporation

AGM – Assured Guaranty Municipal

BAM – Build American Mutual

CMBS – Commercial Mortgage-Backed Securities

CME – Chicago Mercantile Exchange

COP – Certificate of Participation

DOT – Department of Transportation

MUNIPSA —SIFMA Municipal Swap Index

NATL – National Interstate Corporation

SOFR – Secured Overnight Financing Rate

AB Municipal Income Fund, Inc.

AB California Portfolio

February 29, 2024 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability (including those valued based on their market values). Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Portfolio. Unobservable inputs reflect the Portfolio’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1 - quoted prices in active markets for identical investments
•	Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 - significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The fair value of debt instruments, such as bonds, and over-the-counter derivatives is generally based on market price quotations, recently executed market transactions (where observable) or industry recognized modeling techniques and are generally classified as Level 2. Pricing vendor inputs to Level 2 valuations may include quoted prices for similar investments in active markets, interest rate curves, coupon rates, currency rates, yield curves, option adjusted spreads, default rates, credit spreads and other unique security features in order to estimate the relevant cash flows which is then discounted to calculate fair values. If these inputs are unobservable and significant to the fair value, these investments will be classified as Level 3. In addition, non-agency rated investments are classified as Level 3.

Other fixed income investments, including non-U.S. government and corporate debt, are generally valued using quoted market prices, if available, which are typically impacted by current interest rates, maturity dates and any perceived credit risk of the issuer. Additionally, in the absence of quoted market prices, these inputs are used by pricing vendors to derive a valuation based upon industry or proprietary models which incorporate issuer specific data with relevant yield/spread comparisons with more widely quoted bonds with similar key characteristics. Those investments for which there are observable inputs are classified as Level 2. Where the inputs are not observable, the investments are classified as Level 3.

Valuations of mortgage-backed or other asset backed securities, by pricing vendors, are based on both proprietary and industry recognized models and discounted cash flow techniques. Significant inputs to the valuation of these instruments are value of the collateral, the rates and timing of delinquencies, the rates and timing of prepayments, and default and loss expectations, which are driven in part by housing prices for residential mortgages. Significant inputs are determined based on relative value analyses, which incorporate comparisons to instruments with similar collateral and risk profiles, including relevant indices. Mortgage and asset backed securities for which management has collected current observable data through pricing services are generally categorized within Level 2. Those investments for which current observable data has not been provided are classified as Level 3.

The following table summarizes the valuation of the Portfolio’s investments by the above fair value hierarchy levels as of February 29, 2024:

Investments in Securities:	Level 1	Level 2	Level 3	Total
Assets:
Long-Term Municipal Bonds	$—	$1,070,993,492	$—	$1,070,993,492
Short-Term Municipal Notes	—	11,720,000	—	11,720,000
Commercial Mortgage-Backed Securities	—	29,235,913	—	29,235,913
Asset-Backed Securities	—	2,281,403	—	2,281,403
Short-Term Investments	23,832,879	—	—	23,832,879

Total Investments in Securities	23,832,879	1,114,230,808	—	1,138,063,687
Other Financial Instruments(a):
Assets:
Centrally Cleared Inflation (CPI) Swaps	—	11,906,528	—	11,906,528
Centrally Cleared Interest Rate Swaps	—	55,928	—	55,928
Interest Rate Swaps	—	1,243,641	—	1,243,641
Liabilities:
Centrally Cleared Inflation (CPI) Swaps	—	(2,564,320)	—	(2,564,320)
Centrally Cleared Interest Rate Swaps	—	(826,113)	—	(826,113)

Total	$23,832,879	$1,124,046,472	$—	$1,147,879,351

(a)

Other financial instruments include reverse repurchase agreements and derivative instruments, such as futures, forwards and swaps. Derivative instruments are valued at the unrealized appreciation (depreciation) on the instrument. Other financial instruments may also include swaps with upfront premiums, written options and written swaptions which are valued at market value.

A summary of the Portfolio’s transactions in AB mutual funds for the nine months ended February 29, 2024 is as follows:

Portfolio	Market Value 05/31/2023 (000)	Purchases at Cost (000)	Sales Proceeds (000)	Market Value 02/29/2024 (000)	Dividend Income (000)
Government Money Market Portfolio	$17,007	$287,274	$280,448	$23,833	$1,085